Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Accumulated Earnings/(Deficit) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2021	$ 1,292,187	$ 39	$ 965,328	$ (18,776)	$ 51,145	$ 293,133	$ 1,318
Share-based compensation expense	676	0	676	0	0	0	0
Net loss attributable to Sohu.com Limited and noncontrolling interest shareholders	(17,341)	0	0	0	0	(17,343)	2
Repurchase of Sohu Ordinary Shares, represented by ADSs	(80,778)	(5)	(99,549)	18,776	0	0	0
Disposal of a partially-held subsidiary	(52)	0	0	0	0	0	(52)
Other comprehensive loss	(83,982)	0	0	0	(83,982)	0	0
Ending balance at Dec. 31, 2022	1,110,710	34	866,455	0	(32,837)	275,790	1,268
Share-based compensation expense	96	0	96	0	0	0	0
Net loss attributable to Sohu.com Limited and noncontrolling interest shareholders	(30,644)	0	0	0	0	(30,379)	(265)
Repurchase of Sohu Ordinary Shares, represented by ADSs	(6,560)	0	0	(6,560)	0	0	0
Disposal of a partially-held subsidiary	(681)	0	0	0	0	0	(681)
Other comprehensive loss	(13,643)	0	0	0	(13,643)	0	0
Ending balance at Dec. 31, 2023	1,059,278	34	866,551	(6,560)	(46,480)	245,411	322
Share-based compensation expense	73	0	73	0	0	0	0
Net loss attributable to Sohu.com Limited and noncontrolling interest shareholders	(100,238)	0	0	0	0	(100,269)	31
Repurchase of Sohu Ordinary Shares, represented by ADSs	(40,875)	(4)	(42,794)	1,923	0	0	0
Reversal of transaction costs related to business acquisitions	16,119	0	16,119	0	0	0	0
Other comprehensive loss	(11,669)	0	0	0	(11,669)	0	0
Ending balance at Dec. 31, 2024	$ 922,688	$ 30	$ 839,949	$ (4,637)	$ (58,149)	$ 145,142	$ 353